Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Schedule of details of and movement in goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2021 were as follows:

		Thousands of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2020	Combination	Transfers	differences	31/12/2021
Net value
Grifols UK.Ltd. (UK)	Bioscience	7,674	—	—	511	8,185
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	234,791	345,844	51,364	44,322	676,321
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,538	—	—	214	9,752
Grifols Therapeutics, Inc. (USA)	Bioscience	1,816,404	—	—	145,620	1,962,024
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	(6,000)	—	—	—
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,376,978	—	—	188,515	2,565,493
Kiro Grifols S.L. (Spain)	Hospital	24,376	—	—	—	24,376
Goetech LLC (USA)	Hospital	55,167	—	—	4,423	59,590
Haema AG (Germany)	Bioscience	190,014	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)	Bioscience	140,334	—	—	11,250	151,584
Interstate Blood Bank, Inc. (USA)	Bioscience	158,479	—	—	12,705	171,184
Plasmavita Healthcare GmbH (Alemania)	Bioscience	9,987	—	—	—	9,987
Alkahest, Inc (EEUU)	Others	71,910	—	—	5,765	77,675
Grifols Canada Therapeutics, Inc (formerly Green Cross Biotherapeutics, Inc.) (Canada)	Bioscience	134,569	16,667	—	12,225	163,461
GCAM, Inc (formerly Green Cross America Inc.) (USA)	Bioscience	49,416	—	(51,364)	1,948	—
GigaGen, Inc (ver nota 3)	Others		105,460	—	7,161	112,621
		5,332,271	461,971	0	434,659	6,228,901

Details of and movement in this caption of the consolidated balance sheet at 31 December 2020 are as follows:

		Thousands of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2019	Combination	Disposals	differences	31/12/2020
Net value
Grifols UK.Ltd. (UK)	Bioscience	8,107	—	—	(433)	7,674
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	255,896	—	—	(21,105)	234,791
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,472	—	—	66	9,538
Grifols Therapeutics, Inc. (USA)	Bioscience	1,979,678	—	—	(163,274)	1,816,404
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,600,950	—	(12,902)	(211,070)	2,376,978
Kiro Grifols S.L. (Spain)	Hospital	24,376	—	—	—	24,376
Goetech LLC (USA)	Hospital	60,126	—	—	(4,959)	55,167
Haema AG (Germany)	Bioscience	190,014	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma Corp; USA)	Bioscience	152,948	—	—	(12,614)	140,334
Interstate Blood Bank, Inc. (USA)	Bioscience	172,862	—	—	(14,383)	158,479
Plasmavita Healthcare GmbH (Germany)	Bioscience	—	9,987	—	—	9,987
Alkahest, Inc (USA)	Others	—	74,372	—	(2,462)	71,910
Green Cross Biotherapeutics, Inc. (Canada)	Bioscience	—	133,443	—	1,126	134,569
Green Cross America Inc.(USA)	Bioscience	—	51,299	—	(1,883)	49,416
		5,507,063	269,101	(12,902)	(430,991)	5,332,271
			(See note 3)

Schedule of key assumptions used in calculating impairment of CGUs

The key assumptions used in calculating impairment testing of the CGUs for 2020 were as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	1.9%	8.9%
Diagnostic	1.9%	9.5%
Hospital	1.4%	10.8%

The key assumptions used in calculating impairment testing of the CGUs for 2021 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	2.0%	9.0%
Diagnostic	2.0%	9.3%
Hospital	1.5%	10.9%

Schedule of reasonably possible changes in key assumptions considered in the calculation of the CGUs' recoverable amount

The reasonably possible changes considered for the Bioscience, Diagnostic and Hospital CGUs are a variation in the discount rate, as well as in the estimated perpetual growth rate, as follows:

	Perpetual Growth rate	Pre-tax discount rate
Bioscience	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 50 bps
Hospital	+/-100 bps	+/-100 bps